Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes at Statutory Federal Income Tax Rate to Net Income Taxes

A reconciliation of income taxes at the statutory federal income tax rate to net income taxes included in the accompanying statements of operations is as follows (in thousands):

	2016	2015	2014
U.S. federal taxes (benefit) at statutory rate	$(8,192)	$14,900	$(7,407)
State federal income tax benefit	(261)	(448)	(571)
Unutilized (utilized) net operating losses	7,238	(11,287)	9,809
Stock-based compensation	393	898	730
Research and development credits	(1,552)	(3,135)	(952)
Tax assets not benefited	2,398	4,732	1,322
Nondeductible warrant expense	(41)	(5,703)	(3,177)
Other	17	43	44

Total	$—	$—	$(202)

Schedule of Significant Components of Net Deferred Tax Assets

The tax effects of temporary differences that give rise to significant components of the net deferred tax assets are as follows (in thousands):

	December 31,
	2016	2015
Capitalized start-up costs	$78	$103
Net operating loss carryforwards	54,250	47,725
Research and development credits	13,761	11,354
Deferred stock compensation	5,191	5,130
Other (accruals, reserves, depreciation)	362	359

Total deferred tax assets	73,642	64,671
Less: Valuation allowance	(73,642)	(64,671)

Net deferred tax assets	$—	$—

Schedule of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits:

(in thousands)	2016	2015
Gross unrecognized tax benefits at January 1,	$1,100	$1,100
Gross increases (decreases) related to prior year tax positions	—	—
Gross increases (decreases) related to current year tax positions	—	—
Settlements	—	—
Expiration of the statute of limitations for the assessment of taxes	—	—

Gross unrecognized tax benefits at December 31,	$1,100	$1,100